INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 3,446	$ 3,016
Intangible assets	1,553	1,510
Investments and derivatives	218	65
Deferred tax assets	422	368
Other assets	179	177
Total non-current assets	5,818	5,136
Current assets
Inventories	17	15
Trade and other receivables	516	463
Investments and derivatives	504	357
Current income tax assets	41	63
Other assets	211	241
Cash and cash equivalents	1,282	1,689
Total current assets	2,571	2,828
Assets classified as held for sale	74	72
Total assets	8,463	8,036
Equity
Equity attributable to equity owners of the parent	1,306	1,099
Non-controlling interests	190	158
Total equity	1,496	1,257
Non-current liabilities
Debt and derivatives	3,852	3,028
Provisions	43	48
Deferred tax liabilities	26	27
Other liabilities	18	22
Total non-current liabilities	3,939	3,125
Current liabilities
Trade and other payables	1,334	1,276
Debt and derivatives	1,061	1,666
Provisions	71	73
Current income tax payables	104	179
Other liabilities	422	432
Total current liabilities	2,992	3,626
Liabilities associated with assets held for sale	36	28
Total equity and liabilities	$ 8,463	$ 8,036